Investment Risks - T. Rowe Price All-Cap Opportunities Fund	Feb. 25, 2026
Stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Investing style [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing style: Because the fund may hold stocks with either growth or value characteristics, it could underperform other funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Sector exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information Technology Sector [Member]
Prospectus [Line Items]
Risk [Text Block]

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. Investments in emerging market countries are subject to greater risk and overall volatility than investments in other developed markets.

Portfolio turnover [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover: High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.